Financial Risk Management - Derivative Financial Instruments Per Category (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Derivative Assets	€ 115.7	€ 134.0
Derivative Assets, Noncurrent	65.2	89.5
Derivative Assets, Current	50.5	44.5
Derivative Liabilities	67.3	113.9
Derivative Liabilities, Noncurrent	62.7	38.1
Derivative Liabilities, Current	4.6	75.8
Cash Flow Hedges [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Assets	0.0	0.0
Derivative Assets, Noncurrent	0.0	0.0
Derivative Liabilities	0.6	1.7
Derivative Liabilities, Noncurrent	0.0	0.6
Cash Flow Hedges [Member] | Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets	0.7	10.7
Derivative Liabilities	2.6	0.4
Net Investment Hedging [Member] | Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets	1.2	2.8
Derivative Liabilities	1.2	0.0
Fair Value Hedges [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Assets	93.6	120.0
Derivative Assets, Noncurrent	65.2	89.5
Derivative Liabilities	62.7	34.6
Derivative Liabilities, Noncurrent	62.7	37.5
Other Hedges [Member] | Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets	20.2	0.5
Derivative Liabilities	€ 0.2	€ 77.2